[AMERICAN EXPRESS LOGO]

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RF/STR SEMI-ANNUAL 11/02


[AMERICAN EXPRESS LOGO]

American Express
Money Market Accounts

Strategist
Money-Market
Fund

Semi-Annual Report
November 30, 2002

OFFERED BY
THE RESERVE FUNDS

                          STRATEGIST MONEY-MARKET FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                  VALUE
  AMOUNT    NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--18.5%                (NOTE 1)
---------   ----------------------------------------------                --------
            DOMESTIC--6.2%
$1,000,000  Keybank, 1.335%, 4/25/03................................  $      1,000,000
            YANKEES -- 12.3%
 1,000,000  Credit Agricole Indosuez, 3.04%, 4/22/03................           999,924
 1,000,000  KBC Bank, 2.89%, 4/21/03................................           999,925
                                                                      ----------------
                                                                             1,999,849
                                                                      ----------------
            Total Negotiable Bank Certificates of Deposit (Cost
            $2,999,849).............................................         2,999,849
                                                                      ----------------
            FEDERAL HOME LOAN BANK--6.2%
 1,000,000  Federal Home Loan Bank, 2.025%, 11/21/03................         1,000,000
                                                                      ----------------
            Total Federal Home Loan Bank (Cost $1,000,000)..........         1,000,000
                                                                      ----------------
            U.S. TREASURY BILLS--61.7%
10,000,000  1.215%, 12/05/2002......................................         9,998,988
                                                                      ----------------
            Total U.S. Treasury Bills (Cost $9,998,988).............         9,998,988
                                                                      ----------------
            REPURCHASE AGREEMENTS--12.3%
 2,000,000  Bear Stearns & Co., Inc., 1.401%, due 12/02/02,
            repurchase proceeds at maturity $2,000,234
            (collateralized by FGRM 5.85% due 10/15/31 valued at
            $2,065,018).............................................         2,000,000
                                                                      ----------------
            Total Repurchase Agreements (Cost $2,000,000)...........         2,000,000
                                                                      ----------------

                 TOTAL INVESTMENTS (COST $15,999,837)................      98.7%       15,998,837
                 OTHER ASSETS, LESS LIABILITIES......................       1.3           211,047
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     16,209,884
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 16,209,884 SHARES OF BENEFICIAL INTEREST $.001
                 PAR VALUE OUTSTANDING.........................................             $1.00
                                                                                 ================

                           GLOSSARY

FGRM -- Freddie MAC Gold Remic Fixed Rate

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

INTEREST INCOME (Note 1)..............................................  $169,707
                                                                        --------

EXPENSES (Note 2)
  Comprehensive management fee........................................    74,092
  Distribution (12b-1) fee............................................    18,535
  Trustees fees.......................................................       244
    Total Expenses....................................................    92,871
    Less: expenses waived (Note 2 & 3)................................   (55,580)
                                                                        --------
    Net Expenses......................................................    37,291
                                                                        --------

NET INVESTMENT INCOME, representing net increase in Net Assets from
  Investment Operations...............................................  $132,416
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX
                                                                            MONTHS ENDED        YEAR ENDED
                                                                        NOVEMBER 30, 2002(A)   MAY 31, 2002
                                                                        ---------------------  -------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income...............................................      $    132,416       $    537,600
                                                                            ------------       ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)......................................          (132,416)          (537,600)
                                                                            ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale of shares....................................        23,490,540         54,132,020
  Dividends reinvested................................................           132,416            537,600
  Cost of shares redeemed.............................................       (27,510,179)       (62,002,450)
                                                                            ------------       ------------
                                                                              (3,887,223)        (7,332,830)
                                                                            ------------       ------------
  Net decrease in net assets..........................................        (3,887,223)        (7,332,830)

NET ASSETS:
  Beginning of year...................................................        20,097,107         27,429,937
                                                                            ------------       ------------
  End of period.......................................................      $ 16,209,884       $ 20,097,107
                                                                            ============       ============

---------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the six months ended November 30, 2002, RMCI voluntarily waived a portion of its fee amounting to $37,045. Certain Trustees/ Officers of the Fund are also Officers of RMCI.

(3)  DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets. The Plan requires RMCI to pay an equivalent amount from its own resources. For the six months ended November 30, 2002, the Fund accrued $18,535 in distribution fees of which $18,535 was voluntarily waived.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2002, the Fund's net assets consisted of $16,210 in par value and $16,193,674 in paid-in capital.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                           FOR THE SIX
                                                          MONTHS ENDED
                                                          NOVEMBER 30,              FOR FISCAL YEARS ENDED MAY 31,
                                                          -------------  -----------------------------------------------------
                                                             2002(A)       2002       2001       2000       1999       1998
                                                          -------------  ---------  ---------  ---------  ---------  ---------
      Net asset value at beginning of period............     $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                             -------      -------    -------    -------    -------    -------
      Net investment income from investment
        operations......................................      0.0072       0.0232     0.0579     0.0550     0.0496     0.0542
      Less dividends from net investment income.........     (0.0072)     (0.0232)   (0.0579)   (0.0550)   (0.0496)   (0.0542)
                                                             -------      -------    -------    -------    -------    -------
      Net asset value at end of period..................     $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                             =======      =======    =======    =======    =======    =======
      Total Return......................................       0.72%        2.36%      5.78%      5.50%      4.96%      5.42%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------------
      Net assets end of period (millions)...............     $  16.2      $  20.1    $  27.4    $  42.3    $  52.6    $  56.3
      Ratio of expenses to average net assets (b).......       1.01%(c)     1.01%      1.01%      1.00%      1.00%      1.00%
      Ratio of net investment income to average net
        assets(b).......................................       0.83%(c)     1.78%      5.19%      4.61%      4.24%      4.62%

---------------

(a)  Unaudited.
(b) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                                                           FOR THE SIX
                                                          MONTHS ENDED
                                                          NOVEMBER 30,              FOR FISCAL YEARS ENDED MAY 31,
                                                          -------------  -----------------------------------------------------
                                                              2002         2002       2001       2000       1999       1998
                                                          -------------  ---------  ---------  ---------  ---------  ---------

      Expenses ratios with waiver.......................       0.40%(c)     0.41%      0.41%      0.40%      0.40%      0.33%
      Net investment income with waiver.................       1.43%(c)     2.38%      5.79%      5.21%      4.84%      5.29%

(c)  Annualized.